Derivative financial instruments (Effects of derivatives recorded in interest expense) (Details) - Interest rate caps and swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate caps and swaps	$ 3,239	$ (62)	$ 39,309	$ 9,689
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(10,781)	(16,513)	(30,072)	(37,810)
(Loss) gain recognized in interest expense	$ (7,542)	$ (16,575)	$ 9,237	$ (28,121)